                                  E*TRADE FUNDS

                        E*TRADE International Index Fund

                        Supplement dated October 3, 2005
                  to the above Prospectus dated April 30, 2005

A. The following replaces the caption used in the fourth row in the table titled "Fee and Expenses - Shareholder Fees" on page 6 of this Prospectus:

Redemption Fee (as a percentage of redemption proceeds, payable only if Shares are redeemed within 120 days of purchase)

B. The following replaces the third, fourth, fifth and sixth paragraphs in the section titled "Frequent Purchases and Redemptions Of Fund Shares" on page 10 of this Prospectus:

The Fund will suspend or terminate any or all exchange privileges or terminate or suspend telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. In addition, to discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares exchanged or redeemed within 120 days of purchase. With respect to shares held indirectly through financial intermediaries such as broker-dealers, banks, insurance company separate accounts, investment advisers, or administrators or trustees of 401(k) plans that maintain an omnibus account with the Fund for trading on behalf of its clients or customers ("Financial Intermediaries"), the redemption fee will be assessed on the redemption of shares to the extent that such Financial Intermediaries have the ability to assess redemption fees on the underlying customer or participant accounts. The redemption fee will not be assessed on involuntary redemptions of shares necessary to pay the Account Maintenance Fee or on redemptions of shares purchased with reinvested dividends or distributions.

Any redemption fees collected will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the 120 day holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than 120 days, the redemption fee will be assessed.

The Fund will waive the redemption fee for Fund shares purchased or sold through automatic rebalancing programs offered by Financial Intermediaries and may waive the redemption fee from time to time in its sole discretion and change the amount of the redemption fee and the applicable holding period if adequate notice of such change is provided to investors. Shares of the Fund held directly by another E*TRADE Fund are not subject to redemption fees. In addition, shares of the Fund held by another E*TRADE Fund, as well as by certain institutional accounts, including 401(k) plans, are not subject to minimum investment requirements.

To the extent the Fund is able to identify market timing or excessive trading in Fund accounts, the Fund will use its reasonable and best efforts to uniformly apply its policies and procedures. However, there is no guarantee that this goal will be achieved. The Fund's market timing policy applies to all investors, whether investing directly in the Fund or investing indirectly through Financial Intermediaries. However, the Fund is limited in its ability to directly monitor trading activity or enforce the Fund's market timing policy with respect to shares of the Fund that are held in omnibus accounts. For example, should market timing occur with respect to Fund shares held in omnibus accounts, the Fund may be unable to detect market timing activities that are facilitated by Financial Intermediaries or are difficult to detect because purchases, exchanges and redemptions of Fund shares on behalf of customers or clients of the Financial Intermediary are aggregated. More specifically, unless the Financial Intermediaries have the ability to apply the Fund's market timing policy to their customers or clients (through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee and monitoring trading activity for what might be market timing), the Fund may be unable to determine whether trading by customers or clients of Financial Intermediaries is contrary to the Fund's market timing policy. Finally, it is important to recognize that "market timing" and "excessive trading" are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Fund to be excessive or market timing could be interpreted differently by other and vice versa.

C. The following disclosure replaces the second sentence in the fourth paragraph in the section titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan" on page 12 of this Prospectus:

Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within 120 days of the date of purchase.

D. The following disclosure replaces the paragraph in the section titled "How to Buy, Sell and Exchange Shares -- Certain Institutional Investors" on page 14 of this Prospectus:

Redemption fees will be assessed on the redemption of shares held indirectly through Financial Intermediaries, to the extent that Financial Intermediaries have the ability to assess redemption fees on the underlying customer or participant accounts. Shares of the Fund held directly by another E*TRADE Fund are not subject to redemption fees. Also, shares held by another E*TRADE Fund, as well as certain institutional accounts, including 401(k) plans, are not subject to minimum investment requirements.

                         E*TRADE Russell 2000 Index Fund

                        Supplement dated October 3, 2005
                  to the above Prospectus dated April 30, 2005

A. The following replaces the caption used in the fourth row in the table titled "Fee and Expenses - Shareholder Fees" on page 5 of this Prospectus:

Redemption Fee (as a percentage of redemption proceeds, payable only if Shares are redeemed within 120 days of purchase)

B. The following replaces the third, fourth, fifth and sixth paragraphs in the section titled "Frequent Purchases and Redemptions Of Fund Shares" on page 9 of this Prospectus:

The Fund will suspend or terminate any or all exchange privileges or terminate or suspend telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. In addition, to discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares exchanged or redeemed within 120 days of purchase. With respect to shares held indirectly through financial intermediaries such as broker-dealers, banks, insurance company separate accounts, investment advisers, or administrators or trustees of 401(k) plans that maintain an omnibus account with the Fund for trading on behalf of its clients or customers ("Financial Intermediaries"), the redemption fee will be assessed on the redemption of shares to the extent that such Financial Intermediaries have the ability to assess redemption fees on the underlying customer or participant accounts. The redemption fee will not be assessed on involuntary redemptions of shares necessary to pay the Account Maintenance Fee or on redemptions of shares purchased with reinvested dividends or distributions.

Any redemption fees collected will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the 120 day holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than 120 days, the redemption fee will be assessed.

The Fund will waive the redemption fee for Fund shares purchased or sold through automatic rebalancing programs offered by Financial Intermediaries and may waive the redemption fee from time to time in its sole discretion and change the amount of the redemption fee and the applicable holding period if adequate notice of such change is provided to investors. Shares of the Fund held directly by another E*TRADE Fund are not subject to redemption fees. In addition, shares of the Fund held by another E*TRADE Fund, as well as by certain institutional accounts, including 401(k) plans, are not subject to minimum investment requirements.

To the extent the Fund is able to identify market timing or excessive trading in Fund accounts, the Fund will use its reasonable and best efforts to uniformly apply its policies and procedures. However, there is no guarantee that this goal will be achieved. The Fund's market timing policy applies to all investors, whether investing directly in the Fund or investing indirectly through Financial Intermediaries. However, the Fund is limited in its ability to directly monitor trading activity or enforce the Fund's market timing policy with respect to shares of the Fund that are held in omnibus accounts. For example, should market timing occur with respect to Fund shares held in omnibus accounts, the Fund may be unable to detect market timing activities that are facilitated by Financial Intermediaries or are difficult to detect because purchases, exchanges and redemptions of Fund shares on behalf of customers or clients of the Financial Intermediary are aggregated. More specifically, unless the Financial Intermediaries have the ability to apply the Fund's market timing policy to their customers or clients (through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee and monitoring trading activity for what might be market timing), the Fund may be unable to determine whether trading by customers or clients of Financial Intermediaries is contrary to the Fund's market timing policy. Finally, it is important to recognize that "market timing" and "excessive trading" are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Fund to be excessive or market timing could be interpreted differently by other and vice versa.

C. The following disclosure replaces the second sentence in the fourth paragraph in the section titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan" on page 11 of this Prospectus:

Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within 120 days of the date of purchase.

D. The following disclosure replaces the paragraph in the section titled "How to Buy, Sell and Exchange Shares -- Certain Institutional Investors" on page 13 of this Prospectus:

Redemption fees will be assessed on the redemption of shares held indirectly through Financial Intermediaries, to the extent that Financial Intermediaries have the ability to assess redemption fees on the underlying customer or participant accounts. Shares of the Fund held directly by another E*TRADE Fund are not subject to redemption fees. Also, shares held by another E*TRADE Fund, as well as certain institutional accounts, including 401(k) plans, are not subject to minimum investment requirements.

                           E*TRADE S&P 500 Index Fund

                        Supplement dated October 3, 2005
                  to the above Prospectus dated April 30, 2005

A. The following replaces the caption used in the fourth row in the table titled "Fee and Expenses - Shareholder Fees" on page 5 of this Prospectus:

Redemption Fee (as a percentage of redemption proceeds, payable only if Shares are redeemed within 120 days of purchase)

B. The following replaces the third, fourth, fifth and sixth paragraphs in the section titled "Frequent Purchases and Redemptions Of Fund Shares" on page 9 of this Prospectus:

The Fund will suspend or terminate any or all exchange privileges or terminate or suspend telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. In addition, to discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares exchanged or redeemed within 120 days of purchase. With respect to shares held indirectly through financial intermediaries such as broker-dealers, banks, insurance company separate accounts, investment advisers, or administrators or trustees of 401(k) plans that maintain an omnibus account with the Fund for trading on behalf of its clients or customers ("Financial Intermediaries"), the redemption fee will be assessed on the redemption of shares to the extent that such Financial Intermediaries have the ability to assess redemption fees on the underlying customer or participant accounts. The redemption fee will not be assessed on involuntary redemptions of shares necessary to pay the Account Maintenance Fee or on redemptions of shares purchased with reinvested dividends or distributions.

Any redemption fees collected will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the 120 day holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than 120 days, the redemption fee will be assessed.

The Fund will waive the redemption fee for Fund shares purchased or sold through automatic rebalancing programs offered by Financial Intermediaries and may waive the redemption fee from time to time in its sole discretion and change the amount of the redemption fee and the applicable holding period if adequate notice of such change is provided to investors. Shares of the Fund held directly by another E*TRADE Fund are not subject to redemption fees. In addition, shares of the Fund held by another E*TRADE Fund, as well as by certain institutional accounts, including 401(k) plans, are not subject to minimum investment requirements.

To the extent the Fund is able to identify market timing or excessive trading in Fund accounts, the Fund will use its reasonable and best efforts to uniformly apply its policies and procedures. However, there is no guarantee that this goal will be achieved. The Fund's market timing policy applies to all investors, whether investing directly in the Fund or investing indirectly through Financial Intermediaries. However, the Fund is limited in its ability to directly monitor trading activity or enforce the Fund's market timing policy with respect to shares of the Fund that are held in omnibus accounts. For example, should market timing occur with respect to Fund shares held in omnibus accounts, the Fund may be unable to detect market timing activities that are facilitated by Financial Intermediaries or are difficult to detect because purchases, exchanges and redemptions of Fund shares on behalf of customers or clients of the Financial Intermediary are aggregated. More specifically, unless the Financial Intermediaries have the ability to apply the Fund's market timing policy to their customers or clients (through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee and monitoring trading activity for what might be market timing), the Fund may be unable to determine whether trading by customers or clients of Financial Intermediaries is contrary to the Fund's market timing policy. Finally, it is important to recognize that "market timing" and "excessive trading" are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Fund to be excessive or market timing could be interpreted differently by other and vice versa.

C. The following disclosure replaces the second sentence in the fourth paragraph in the section titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan" on page 11 of this Prospectus:

Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within 120 days of the date of purchase.

D. The following disclosure replaces the paragraph in the section titled "How to Buy, Sell and Exchange Shares -- Certain Institutional Investors" on page 13 of this Prospectus:

Redemption fees will be assessed on the redemption of shares held indirectly through Financial Intermediaries, to the extent that Financial Intermediaries have the ability to assess redemption fees on the underlying customer or participant accounts. Shares of the Fund held directly by another E*TRADE Fund are not subject to redemption fees. Also, shares held by another E*TRADE Fund, as well as certain institutional accounts, including 401(k) plans, are not subject to minimum investment requirements.

                          E*TRADE Technology Index Fund

                        Supplement dated October 3, 2005
                  to the above Prospectus dated April 30, 2005

A. The following replaces the caption used in the fourth row in the table titled "Fee and Expenses - Shareholder Fees" on page 5 of this Prospectus:

Redemption Fee (as a percentage of redemption proceeds, payable only if Shares are redeemed within 120 days of purchase)

B. The following replaces the third, fourth, fifth and sixth paragraphs in the section titled "Frequent Purchases and Redemptions Of Fund Shares" on page 9 of this Prospectus:

The Fund will suspend or terminate any or all exchange privileges or terminate or suspend telephone and/or internet redemption privileges on accounts identified as engaging in excessive short-term trading or market timing activity in order to limit these types of trading practices. In addition, to discourage short-term trading, the Fund will assess a 1.00% fee on redemptions of Fund shares exchanged or redeemed within 120 days of purchase. With respect to shares held indirectly through financial intermediaries such as broker-dealers, banks, insurance company separate accounts, investment advisers, or administrators or trustees of 401(k) plans that maintain an omnibus account with the Fund for trading on behalf of its clients or customers ("Financial Intermediaries"), the redemption fee will be assessed on the redemption of shares to the extent that such Financial Intermediaries have the ability to assess redemption fees on the underlying customer or participant accounts. The redemption fee will not be assessed on involuntary redemptions of shares necessary to pay the Account Maintenance Fee or on redemptions of shares purchased with reinvested dividends or distributions.

Any redemption fees collected will be paid to the Fund. The Fund will use the "first-in, first-out" (FIFO) method to determine the 120 day holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares held in the account. If this holding period is less than 120 days, the redemption fee will be assessed.

The Fund will waive the redemption fee for Fund shares purchased or sold through automatic rebalancing programs offered by Financial Intermediaries and may waive the redemption fee from time to time in its sole discretion and change the amount of the redemption fee and the applicable holding period if adequate notice of such change is provided to investors. Shares of the Fund held directly by another E*TRADE Fund are not subject to redemption fees. In addition, shares of the Fund held by another E*TRADE Fund, as well as by certain institutional accounts, including 401(k) plans, are not subject to minimum investment requirements.

To the extent the Fund is able to identify market timing or excessive trading in Fund accounts, the Fund will use its reasonable and best efforts to uniformly apply its policies and procedures. However, there is no guarantee that this goal will be achieved. The Fund's market timing policy applies to all investors, whether investing directly in the Fund or investing indirectly through Financial Intermediaries. However, the Fund is limited in its ability to directly monitor trading activity or enforce the Fund's market timing policy with respect to shares of the Fund that are held in omnibus accounts. For example, should market timing occur with respect to Fund shares held in omnibus accounts, the Fund may be unable to detect market timing activities that are facilitated by Financial Intermediaries or are difficult to detect because purchases, exchanges and redemptions of Fund shares on behalf of customers or clients of the Financial Intermediary are aggregated. More specifically, unless the Financial Intermediaries have the ability to apply the Fund's market timing policy to their customers or clients (through such methods as implementing short-term trading limitations or restrictions, assessing the Fund's redemption fee and monitoring trading activity for what might be market timing), the Fund may be unable to determine whether trading by customers or clients of Financial Intermediaries is contrary to the Fund's market timing policy. Finally, it is important to recognize that "market timing" and "excessive trading" are not clearly defined terms under applicable law. Consequently, trading activities that may not be considered by the management of the Fund to be excessive or market timing could be interpreted differently by other and vice versa.

C. The following disclosure replaces the second sentence in the fourth paragraph in the section titled "How to Buy, Sell and Exchange Shares -- Automatic Investment Plan" on page 11 of this Prospectus:

Please note that the Fund will assess a 1.00% fee on redemptions of Fund shares redeemed within 120 days of the date of purchase.

D. The following disclosure replaces the paragraph in the section titled "How to Buy, Sell and Exchange Shares -- Certain Institutional Investors" on page 13 of this Prospectus:

Redemption fees will be assessed on the redemption of shares held indirectly through Financial Intermediaries, to the extent that Financial Intermediaries have the ability to assess redemption fees on the underlying customer or participant accounts. Shares of the Fund held directly by another E*TRADE Fund are not subject to redemption fees. Also, shares held by another E*TRADE Fund, as well as certain institutional accounts, including 401(k) plans, are not subject to minimum investment requirements.